Selected Quarterly Financial Data (Unaudited) - Schedule Of Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Selected Quarterly Financial Information [Abstract]
Sales		$ 729.0	$ 743.9	$ 731.0	$ 641.6	$ 663.4	$ 650.8	$ 634.5		$ 2,881.0	$ 2,590.3	$ 2,349.4
Gross Margin		157.2	162.9	163.8	143.2	150.4	154.5	148.3		624.8	596.4	556.2
Operating income		48.7	49.6	50.1	26.8	41.6	50.7	54.0		$ 178.6	$ 173.1	$ 170.4
Net income from continuing operations		32.5	29.4	27.0	26.4	24.2	31.0	29.5
Net income from continuing operations attributable to PolyOne shareholders		$ 32.5	$ 29.5	$ 27.0	$ 26.3	$ 24.2	$ 31.0	$ 29.5
Net income from continuing operations per common share attributable to PolyOne common shareholders:
Basic net income - continuing operations (in usd per share)		$ 0.41	$ 0.37	$ 0.34	$ 0.33	$ 0.30	$ 0.38	$ 0.36		$ 1.10	$ 1.36	$ 1.21
Diluted net income - continuing operations (in usd per share)		$ 0.40	$ 0.37	$ 0.33	$ 0.32	$ 0.30	$ 0.38	$ 0.36		$ 1.09	$ 1.35	$ 1.19
Mark-to-market actuarial net (losses) gains	$ (15.6)				$ (3.3)				$ 8.4	$ (15.6)	$ 3.3	$ (8.4)
Environmental remediation expense	3.9	$ 7.4	$ 8.7	$ 3.1		$ 5.0	$ 5.0	$ 2.2
Acquisition related costs and adjustments	$ 1.5		1.9	$ 1.9		2.6
Reimbursement of previously incurred environmental costs		$ 1.5	$ 1.6			$ 2.5	$ 3.8			$ 4.3	$ 9.1	$ 6.1
Tax adjustments from Tax Cuts and Jobs Act					$ 10.7